Financial Assets and Financial Liabilities - Summary Of Details Of Loan And Borrowings (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	€ 175,259	€ 160,742
Total	€ 191,251	€ 164,666
Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 113,223	€ 12,072
Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 62,036	€ 88,682
Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Bank loans	€ 0	€ 59,988
Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Currency	EUR	EUR
Borrowings	€ 3,852	€ 3,924
Affected Suppliers Fixed Rate Loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	12,140
1 July 2025 - 30 June 2026
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	50,332	109,561
Total	51,105	109,902
1 July 2025 - 30 June 2026 | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	0	5,185
1 July 2025 - 30 June 2026 | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	50,332	76,568
1 July 2025 - 30 June 2026 | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	0	27,808
1 July 2025 - 30 June 2026 | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	464	341
1 July 2025 - 30 June 2026 | Affected Suppliers Fixed Rate Loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	309
1 to 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	10,801	51,181
Total	15,988	51,821
1 to 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	10,801	6,887
1 to 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	0	12,114
1 to 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	0	32,180
1 to 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	0	640
1 to 3 years [member] | Affected Suppliers Fixed Rate Loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	5,187
Over 3 years [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	114,126	0
Total	124,158	2,943
Over 3 years [member] | Fixed rate loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	102,422	0
Over 3 years [member] | Floating rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	11,704	0
Over 3 years [member] | Covenant Loan one [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Bank loans	0	0
Over 3 years [member] | Fixed rate loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	3,388	€ 2,943
Over 3 years [member] | Affected Suppliers Fixed Rate Loan [member]
Disclosure in tabular form of maturity analysis of loans and borrowings [line items]
Borrowings	€ 6,644